Events After the Reporting Period	6 Months Ended
Jun. 30, 2023
Events after the reporting period [abstract]
Events after the reporting period

Note 10. Events after the reporting period

On August 3, 2023, the company’s board of director approved the grant of 45,850,000 unlisted options to employees and consultants of the Company. The options have an exercise price of AUD$0.008 ($0.005) and expire on August 3, 2028. 23,350,000 options are vested after 3 years, and 22,500,000 options are vested after 4 years.

No other matter or circumstance has arisen since June 30, 2023, that has significantly affected, or may significantly affect the company’s operations, the results of those operations, or the company’s state of affairs in future financial years.